UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR

SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity  333-208659-02

Central Index Key Number of the issuing entity: 0001713660

USAA Auto Owner Trust 2017-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:  333-208659

Central Index Key Number of the depositor:  0001178049

USAA Acceptance, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):    0000908392

USAA Federal Savings Bank

(Exact name of sponsor as specified in its charter)

Michael Broker:  (210) 498-0029

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

USAA ACCEPTANCE, LLC
(Depositor)

Date:	September 7, 2017	/s/ Thomas Cianelli
		Name:	Thomas Cianelli
		Title:	President, Treasurer (senior officer in charge of securitization)

Exhibit Index

Exhibit
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)